SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flow Statement [Abstract]
Accounts and other receivable	$ 218	$ (988)
Inventory	(336)	(316)
Other assets	(171)	(152)
Accounts payable and other	381	607
Changes in non-cash working capital, net	$ 92	$ (849)